Depreciation, amortization, shipping and handling expenses - Summary of Staff Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of income statement [line items]
Wages and salaries	¥ 928,350	$ 133,539	¥ 1,338,777	¥ 1,364,751
Contribution to defined contribution plans	371,458	53,433	386,551	287,830
Executive bonuses	16,500	2,373	19,355	59,908
Staff welfare	79,206	11,393	93,992	94,982
Staff severance cost	19,531	2,809	11,771	19,712
Others	3,875	557	4,887	3,439
Staff costs	¥ 1,418,920	$ 204,104	¥ 1,855,333	¥ 1,830,622